THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

SCHEDULE OF INVESTMENTS GLOBAL BONDS — 96.2%
	Face Amount(1)		Value
Angola — 0.7%
Angolan Government International Bond
9.38%, 05/08/48		$200,000	$162,032
8.25%, 05/09/28		200,000	164,000

			326,032

Argentina — 2.4%
Argentine Republic Government International Bond
7.50%, 04/22/26(a)		200,000	80,400
6.88%, 01/11/48(a)		100,000	38,701
6.63%, 07/06/28(a)		1,000,000	395,000
5.63%, 01/26/22(a)		300,000	123,600
Provincia de Buenos Aires
28.19%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 04/12/25(a)(b)	ARS	10,000,000	79,597
9.13%, 03/16/24(a)		390,000	160,879
Transportadora de Gas del Sur
Callable 05/02/22 @ $103
6.75%, 05/02/25		250,000	215,000

			1,093,177

Brazil — 3.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/27	BRL	3,250,000	709,692
MV24 Capital BV
6.75%, 06/01/34(b)		624,090	592,810
NBM US Holdings
Callable 05/14/22 @ $104
7.00%, 05/14/26(b)		225,000	225,407

			1,527,909

Chile — 7.8%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/30(b)	CLP	335,000,000	490,859

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)	Value
Chile — (continued)
Chile Government International Bond
Callable 07/25/49 @ $100
3.50%, 01/25/50	$300,000	$337,500
Callable 10/27/31 @ $100
2.55%, 01/27/32	800,000	832,800
Inversiones CMPC
Callable 10/13/29 @ $100
3.85%, 01/13/30(b)	250,000	255,125
Nacional del Cobre de Chile
5.63%, 09/21/35	440,000	540,184
Callable 05/01/27 @ $100 3.63%, 08/01/27	750,000	802,765
VTR Finance
Callable 07/15/23 @ $103 6.38%, 07/15/28(b)	250,000	256,568

		3,515,801

China — 5.8%
Alibaba Group Holding
Callable 08/28/24 @ $100 3.60%, 11/28/24	400,000	436,286
Baidu
Callable 03/07/25 @ $100 3.08%, 04/07/25	300,000	315,234
CAR
Callable 07/30/20 @ $102 6.00%, 02/11/21	600,000	432,000
Charming Light Investments MTN
Callable 12/21/22 @ $100
4.25%(c)(d)	275,000	277,739
Sinopec Group Overseas Development 2015
4.10%, 04/28/45	1,000,000	1,177,523

		2,638,782

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Colombia — 2.8%
Colombian TES
7.75%, 09/18/30	COP	2,000,000,000	$582,858
7.50%, 08/26/26	COP	500,000,000	151,411
Millicom International Cellular
Callable 03/25/24 @ $103
6.25%, 03/25/29		500,000	533,750

			1,268,019

Czech Republic — 1.0%
Czech Republic Government Bond
4.70%, 09/12/22	CZK	2,520,000	116,911
2.75%, 07/23/29	CZK	3,510,000	174,153
1.00%, 06/26/26	CZK	4,290,000	184,785

			475,849

Dominican Republic — 2.6%
Dominican Republic International Bond
8.90%, 02/15/23(b)	DOP	43,820,000	690,467
7.50%, 05/06/21		36,667	37,859
6.88%, 01/29/26		110,000	115,280
6.85%, 01/27/45		350,000	334,600

			1,178,206

Ecuador — 0.5%
Ecuador Government International Bond
7.88%, 07/23/20(a)		554,000	227,146

Egypt — 0.9%
Egypt Government International Bond
7.05%, 01/15/32		200,000	189,500
6.59%, 02/21/28		200,000	197,093

			386,593

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Ethiopia — 0.5%
Ethiopia International Bond
6.63%, 12/11/24		$210,000	$208,905

Ghana — 0.5%
Ghana Government International Bond
7.88%, 02/11/35(b)		250,000	226,250

Hungary — 0.8%
Hungary Government Bond
2.75%, 12/22/26	HUF	60,070,000	204,789
2.50%, 10/27/21	HUF	35,160,000	114,666
1.75%, 10/26/22	HUF	13,810,000	44,767

			364,222

India — 0.8%
Future Retail
Callable 01/22/23 @ $103
5.60%, 01/22/25(b)		290,000	191,295
Indiabulls Housing Finance MTN
6.38%, 05/28/22		250,000	172,495

			363,790

Indonesia — 7.7%
Indonesia Asahan Aluminium Persero
Callable 02/15/30 @ $100
5.45%, 05/15/30(b)		400,000	446,080
Indonesia Government International Bond MTN
5.13%, 01/15/45		450,000	550,832
4.10%, 04/24/28		900,000	996,316
Indonesia Treasury Bond
7.00%, 05/15/27	IDR	5,000,000,000	350,018
6.63%, 05/15/33	IDR	18,000,000,000	1,149,681

			3,492,927

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Iraq — 0.9%
Iraq International Bond
Callable 08/16/20 @ $100
5.80%, 01/15/28		$440,000	$396,000

Ivory Coast — 0.4%
Ivory Coast Government International Bond
6.38%, 03/03/28		170,000	173,400

Jordan — 0.7%
Jordan Government International Bond
6.13%, 01/29/26		300,000	315,717

Kazakhstan — 1.8%
KazMunayGas National JSC
5.75%, 04/19/47		700,000	815,156

Kenya — 0.5%
Kenya Government International Bond
8.00%, 05/22/32(b)		220,000	216,700

Lebanon — 0.2%
Lebanon Government International Bond
6.75%, 11/29/27(a)(d)		500,000	85,400

Malaysia — 2.0%
Malaysia Government Bond
4.23%, 06/30/31	MYR	660,000	168,511
3.90%, 11/30/26	MYR	1,000,000	249,205
3.66%, 10/15/20	MYR	1,100,000	257,923

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Malaysia — (continued)
Petronas Capital MTN
Callable 01/21/30 @ $100
3.50%, 04/21/30(b)		$200,000	$222,234

			897,873

Mexico — 8.5%
Banco Mercantil del Norte
Callable 06/27/29 @ $100
7.50%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%(b)(c)		750,000	705,375
Grupo Bimbo
Callable 04/17/23 @ $100
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280%(c)		556,000	571,151
Grupo Cementos de Chihuahua
Callable 06/23/21 @ $103
5.25%, 06/23/24		260,000	261,950
Mexican Bonos
8.00%, 11/07/47	MXN	6,000,000	292,488
7.50%, 06/03/27	MXN	7,000,000	339,205
6.75%, 03/09/23	MXN	2,400,000	109,745
Mexico Government International Bond MTN
4.75%, 03/08/44		150,000	159,000
Petroleos Mexicanos
Callable 07/23/49 @ $100
7.69%, 01/23/50(b)		379,000	316,283
7.19%, 09/12/24	MXN	17,000,000	626,980
Callable 11/23/26 @ $100
6.49%, 01/23/27(b)		400,000	365,156
Callable 10/28/30 @ $100
5.95%, 01/28/31(b)		21,000	17,328
4.50%, 01/23/26		79,000	68,927

			3,833,588

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)	Value
Mongolia — 1.0%
Development Bank of Mongolia
7.25%, 10/23/23	$250,000	$240,052
Mongolia Government International Bond MTN
8.75%, 03/09/24	200,000	213,992

		454,044

Mozambique — 0.4%
Mozambique International Bond
5.00%, 09/15/31	239,000	202,600

Nigeria — 0.8%
IHS Netherlands Holdco BV
Callable 09/18/22 @ $104
8.00%, 09/18/27(b)	350,000	352,625

Oman — 1.0%
Oman Government International Bond MTN
6.00%, 08/01/29(b)	480,000	446,438

Panama — 0.5%
Panama Government International Bond
Callable 10/01/55 @ $100
4.50%, 04/01/56	200,000	244,702

Peru — 5.2%
Banco Internacional del Peru SAA Interbank
Callable 07/08/25 @ $100
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.711%, 07/08/30(b)	500,000	500,000

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Peru — (continued)
Camposol
Callable 02/03/24 @ $103
6.00%, 02/03/27(b)		$306,000	$300,957
Inretail Pharma
Callable 05/02/21 @ $103
5.38%, 05/02/23(b)		500,000	515,000
Lima Metro Line 2 Finance
5.88%, 07/05/34		310,069	365,571
Peru Government Bond
6.71%, 02/12/55	PEN	500,000	165,838
6.15%, 08/12/32(b)	PEN	1,580,000	509,764

			2,357,130

Poland — 2.3%
Republic of Poland Government Bond
5.75%, 09/23/22	PLN	1,300,000	369,598
5.25%, 10/25/20	PLN	840,000	215,717
2.50%, 07/25/26	PLN	1,700,000	468,478

			1,053,793

Qatar — 4.0%
Qatar Government International Bond
4.82%, 03/14/49(b)		300,000	394,269
4.50%, 04/23/28		1,000,000	1,178,440
4.40%, 04/16/50(b)		200,000	247,540

			1,820,249

Romania — 0.6%
Romania Government Bond
5.80%, 07/26/27	RON	210,000	54,697
3.25%, 03/22/21	RON	700,000	162,777
3.25%, 04/29/24	RON	290,000	66,535

			284,009

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Russia — 4.4%
ALROSA Finance
Callable 01/09/24 @ $100
4.65%, 04/09/24		$800,000	$852,096
Lukoil Securities BV
3.88%, 05/06/30(b)		350,000	364,441
Russian Federal Bond - OFZ
7.05%, 01/19/28	RUB	20,000,000	306,536
Russian Railways Via RZD Capital
8.80%, 10/04/25	RUB	30,500,000	479,673

			2,002,746

Saudi Arabia — 1.3%
Dar Al-Arkan Sukuk MTN
6.88%, 04/10/22		600,000	583,500

Senegal — 1.1%
Senegal Government International Bond
6.25%, 05/23/33		500,000	508,790

South Africa — 3.8%
Republic of South Africa Government Bond
10.50%, 12/21/26	ZAR	5,000,000	328,656
8.75%, 02/28/48	ZAR	8,000,000	362,968
7.75%, 02/28/23	ZAR	2,000,000	123,014
Republic of South Africa Government International Bond
6.25%, 03/08/41		290,000	281,300
4.85%, 09/30/29		400,000	378,176
4.67%, 01/17/24		220,000	224,180

			1,698,294

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Sri Lanka — 1.3%
Sri Lanka Government International Bond
6.85%, 03/14/24		$850,000	$590,755

Thailand — 1.5%
Thailand Government Bond
3.85%, 12/12/25	THB	9,260,000	346,573
3.40%, 06/17/36	THB	8,110,000	327,543

			674,116

Turkey — 3.1%
Petkim Petrokimya Holding
Callable 01/26/21 @ $103
5.88%, 01/26/23		800,000	792,000
Turkey Government Bond
10.40%, 03/20/24	TRY	3,000,000	443,642
Turkey Government International Bond
4.25%, 04/14/26		200,000	182,007

			1,417,649

Ukraine — 3.6%
Kernel Holding
8.75%, 01/31/22		600,000	618,432
Ukraine Government International Bond
7.75%, 09/01/26		400,000	416,163
7.75%, 09/01/27		350,000	363,125
1.04%, 05/31/40(e)		250,000	230,000

			1,627,720

United Arab Emirates — 3.0%
Abu Dhabi Crude Oil Pipeline
4.60%, 11/02/47		220,000	259,919
Abu Dhabi Government International Bond MTN
3.88%, 04/16/50(b)		200,000	236,150

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)	Value
United Arab Emirates — (continued)
GEMS MENASA Cayman
Callable 07/31/22 @ $104
7.13%, 07/31/26(b)	$400,000	$380,000
MAF Global Securities
Callable 09/07/22 @ $100
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476%(c)	500,000	475,040

		1,351,109

United States — 0.3%
Citgo Holding
Callable 08/01/21 @ $105
9.25%, 08/01/24(b)	120,000	119,400

Uruguay — 1.6%
Uruguay Government International Bond
7.88%, 01/15/33	150,000	226,877
5.10%, 06/18/50	90,000	116,101
Callable 10/23/30 @ $100
4.38%, 01/23/31	330,000	385,691

		728,669

Uzbekistan — 2.2%
Republic of Uzbekistan Bond MTN
5.38%, 02/20/29	600,000	654,252
Uzbek Industrial and Construction Bank ATB
5.75%, 12/02/24	350,000	349,125

		1,003,377

Total Global Bonds
(Cost $45,497,338)		43,549,157

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

U.S. TREASURY OBLIGATION — 1.1%
	Face Amount	Value
U.S. Treasury Note
1.63%, 8/15/2029	$ 430,000	$ 469,187

Total U.S. Treasury Obligation
(Cost $422,719)		469,187

Total Investments - 97.3%

(Cost $45,920,057)		$ 44,018,344

Percentages are based on Net Assets of $45,258,188.

(1)	In U.S. dollars unless otherwise indicated.
(a)	The issuer is, or is in danger of being, in default of its payment obligation.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2020, these securities amounted to $9,664,118 or 21.4% of net assets.

(c)	Perpetual security with no stated maturity date.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilian Peso

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JSC — Joint Stock Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Bhat

TRY — Turkish Lira

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2020
(UNAUDITED)

As of June 30, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

AAM-QH-001-0300